ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 18,429		$ 13,017		$ 11,337
Other comprehensive income (loss)		288		(331)		283
Ownership changes		(321)	[1]	869	[1]	(1,740)	[2]
Ending balance		18,532		18,429		13,017
Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]			17
Ending balance	[3]					17
Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				13,000
Ending balance						13,000
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,408		2,254		1,928
Other comprehensive income (loss)		16		(43)		64
Ownership changes		27	[1]	(3)	[1]	105	[2]
Ending balance		1,909		1,408		2,254
Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]			2
Ending balance	[3]					2
Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				2,252
Ending balance						2,252
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(143)	[4]	(152)	[4]	(180)	[5]
Other comprehensive income (loss)		16	[4]	(43)	[4]	64	[5]
Ownership changes		(3)	[1],[4]	5	[1],[4]	(37)	[2],[5]
Issuance of BBUC exchangeable shares				47
Ending balance	[4]	(130)		(143)		(152)
Accumulated other comprehensive income (loss) | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3],[4]			1
Ending balance	[3],[4]					1
Accumulated other comprehensive income (loss) | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[5]			(153)
Ending balance	[5]					(153)
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(247)		(252)		(144)
Other comprehensive income (loss)		51		(66)		(70)
Ownership changes		7		4		(38)
Issuance of BBUC exchangeable shares				67
Ending balance		(189)		(247)		(252)
Foreign currency translation | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				0
Ending balance						0
Foreign currency translation | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(252)
Ending balance						(252)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(8)		76		52
Other comprehensive income (loss)		13		(69)		24
Ownership changes		0		0		0
Issuance of BBUC exchangeable shares				(15)
Ending balance		5		(8)		76
FVOCI | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				0
Ending balance						0
FVOCI | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				76
Ending balance						76
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		112		24		(88)
Other comprehensive income (loss)		(48)		92		110
Ownership changes		(10)		1		1
Issuance of BBUC exchangeable shares				(5)
Ending balance		$ 54		112		24
Other | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1
Ending balance						1
Other | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 23
Ending balance						$ 23

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	See Note 2(ae) for further details.
[4]	See Note 20 for additional information.
[5]	See Note 20 for additional information.